As Filed with the Securities and Exchange Commission on May 14, 2012.

Registration Nos.: 33-57166

811-7434

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20546

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [29]

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. [31]

THE STRATTON FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

150 South Warner Road, Suite 460

King of Prussia, PA 19406

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Michelle A. Whalen

Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

King of Prussia, PA 19406

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:	Shares of Common Stock

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of King of Prussia and the Commonwealth of Pennsylvania on the 14th day of May, 2012.

THE STRATTON FUNDS, INC. Registrant

/s/ Gerald M. Van Horn
Gerald M. Van Horn, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement of The Stratton Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ John A. Affleck John A. Affleck	Chairman, Chief Executive Officer and Director	May 14, 2012

*Bernard A. Francis, Jr. Bernard A. Francis, Jr.	Director	May 14, 2012

*Brian G. Peirce Brian G. Peirce	Director	May 14, 2012

*Lois Rothenberger Lois Rothenberger	Director	May 14, 2012

*Frank Thomas Frank Thomas	Director	May 14, 2012

*Joel H. Wilson Joel H. Wilson	Director	May 14, 2012

*Harold L. Zuber, Jr. Harold L. Zuber, Jr.	Director	May 14, 2012

/s/ Patricia L. Sloan Patricia L. Sloan	Secretary and Treasurer	May 14, 2012

/s/ Gerald M. Van Horn Gerald M. Van Horn	President	May 14, 2012

* By:	/s/ John A. Affleck
Attorney-in-Fact (pursuant to Power of Attorney)

SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase